Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail of Revenue Arising from Carried-Forward Contract Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Allocation of the transaction price	₩ 251,975	₩ 266,478	₩ 183,905
Deferred revenue of joining/installment fee	42,685	44,032	39,975
Others			1,536
Total	₩ 294,660	₩ 310,510	₩ 225,416